Financial Information of Company's VIEs and VIEs' Subsidiaries (Detail) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2017	Sep. 30, 2016	Sep. 30, 2015
Variable Interest Entity [Line Items]
Cash and cash equivalents	$ 60,526	$ 53,677
Prepayment and other current assets	10,439	5,893
Total current assets	119,835	85,822
Total assets	224,551	148,920	$ 174,120
Total current liabilities	128,710	88,617
Total liabilities	151,739	92,448
Total equity	48,783	45,236
Revenues	130,988	117,548	108,177
Net income	16,268	26,411	24,573
Net cash provided by operating activities	37,731	38,969	37,779
Net cash used in investing activities	(64,294)	(34,023)	(4,311)
Net cash used in financing activities	33,295	(62,866)	(29,887)
Effects of exchange rate changes	117	(6,302)	(3,757)
Consolidated VIE
Variable Interest Entity [Line Items]
Cash and cash equivalents	27,098	26,600
Prepayment and other current assets	8,214	4,991
Total current assets	126,892	132,450
Total assets	179,969	150,563
Deferred revenue	49,575	35,437
Total current liabilities	85,974	65,931
Total liabilities	85,974	65,931
Total equity	93,995	84,632
Revenues	114,371	109,947	108,111
Net income	31,379	40,840	36,760
Net cash provided by operating activities	22,100	27,310	26,988
Net cash used in investing activities	(31,403)	(3,938)	(2,140)
Net cash used in financing activities	(5,506)
Effects of exchange rate changes	$ (5,435)	$ (2,791)	$ (2,797)